Note 2 - Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Significant Accounting Policies [Text Block]
2.
SIGNIFICANT ACCOUNTING POLICIES

There have been
no
significant changes to the Company's accounting policies since it filed its audited financial statements in its Annual Report on Form
10
-K for the year ended
December
31,
2019.
For further information about the Company's accounting policies, refer to the Company's consolidated financial statements and notes thereto for the year ended
December
31,
2019
included in the Company's Annual Report on Form
10
-K filed with the SEC on
March
13,
2020.

Basis of Presentation.
The accompanying condensed consolidated financial statements have been prepared by the Company's management in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial statement and the instructions to Form
10
-Q and Article
8
of Regulation S-
X.
Certain information and footnote disclosures required for annual consolidated financial statements have been condensed or excluded pursuant to rules and regulations of the SEC. In the opinion of management, the accompanying condensed consolidated financial statements reflect all adjustments of a normal and recurring nature that are considered necessary for a fair presentation of our financial position, results of our operations, and cash flows as of and for the
six
months ended
June 30, 2020
and
2019,
respectively. However, the results of operations for the interim periods are not
necessarily indicative of the results that
may
be expected for the year ending
December
31,
2020.
These condensed consolidated financial statements should be read in conjunction with the audited financial statements and notes thereto included in the Company's Annual Report on Form
10
-K for the year ended
December
31,
2019.
The condensed consolidated balance sheet
as of
December
31,
2019
has been derived from the audited consolidated financial statements included in the Form
10
-K filed with the SEC on
March
13,
2020.
The results for the
six
months ended
June 30, 2020
are
not
necessarily indicative of the results to be expected for the full year ending
December
31,
2020
due to seasonal variations and other factors, such as the effects of the novel coronavirus (“COVID-
19”
) and its possible influence on our future results.

Principles of Consolidation.
The accompanying condensed consolidated financial statements include the accounts of the Company and its direct and indirect wholly-owned subsidiaries and entities the Company controls or of which it is the primary beneficiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Significant estimates include the allocation of purchase price paid for property acquisitions among land, building and intangible assets acquired including their useful lives; valuation of long-lived assets, and the allowance for doubtful accounts, which is based on an evaluation of the tenants' ability to pay. Actual results may
differ from those estimates.

Cash Equivalents and Restricted Cash.
At
June 30, 2020
and
December
31,
2019,
we had approximately
$6.0
million and
$5.7
million in cash equivalents, respectively, and
$2.7
million and
$4.7
million of restricted cash, respectively. Our cash equivalents and restricted cash consist of invested cash and cash in our operating accounts and are held in bank accounts at third
party institutions. Restricted cash consists of funds used for property taxes, insurance, capital expenditures and leasing commissions.

Real Estate Held for Sale.
Real estate held for sale during the current period is classified as “real estate held for sale” for all prior periods presented in the accompanying condensed consolidated financial statements. Mortgage notes payable related to the real estate held for sale during the current period are classified as “mortgage notes payable related to real estate held for sale, net” for all prior periods presented in the accompanying condensed consolidated financial statements. As of
June 30, 2020,
three
commercial properties meet the criteria to be classified as held for sale, which are World Plaza, Garden Gateway and one
of the
four
buildings at Executive Office Park and
four
Model Homes were classified as held for sale.

Impairments of Real Estate Asset.
We review for impairment on a property by property basis. Impairment is recognized on properties held for use when the expected undiscounted cash flows for a property are less than its carrying amount at which time the property is written-down to fair value. The calculation of both discounted and undiscounted cash flows requires management to make estimates of future cash flows including revenues, operating expenses, required maintenance and development expenditures, market conditions, demand for space by tenants and rental rates over long periods. Since our properties typically have a long life, the assumptions used to estimate the future recoverability of carrying value requires significant management judgment. Actual results could be significantly different from the estimates. These estimates have a direct impact on net income because recording an impairment charge results in a negative adjustment to net income. The evaluation of anticipated cash flows is highly subjective and is based in part on assumptions regarding future occupancy, rental rates and capital requirements that could differ materially from actual results in future periods.

Properties held for sale are recorded at the lower of the carrying amount or the expected sales price less costs to sell. Although our strategy is to hold our properties over the long-term, if our strategy changes or market conditions otherwise dictate an earlier sale date, an impairment loss may
be recognized to reduce the property to fair value and such loss could be material.

During the
three
months ended
June
30,
2020,
the Company entered into lease renewal negotiations with a significant tenant at our Waterman Plaza retail property at a lower market rental rate than the rental rate being charged previously. The Company obtained a broker opinion of value that considered the lower market rental rates and subsequently determined there was a material change to undiscounted cash flows on the property as of
June 30, 2020.
Therefore, the Company recorded an
$845,000
non-cash impairment in the Condensed Consolidated Statements of Operations in
June 2020.

Fair Value Measurements
. Under GAAP, we are required to measure certain financial
instruments at fair value on a recurring basis. In addition, we are required to measure other non-financial and financial assets at fair value on a non-recurring basis (e.g., carrying value of impaired real estate loans receivable and long-lived assets). Fair value is defined as the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The GAAP fair value framework uses a three
-tiered approach. Fair value measurements are classified and disclosed in one
of the following
three
categories:

•	Level 1: unadjusted quoted prices in active markets that are accessible at the measurement date for identical assets or liabilities;

•
Level
2:
quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not
active, and model-derived valuations in which significant inputs and significant value drivers are observable in active markets; and

•	Level 3: prices or valuation techniques where little or no market data is available that requires inputs that are both significant to the fair value measurement and unobservable.

When available, we utilize quoted market prices from independent third
-party sources to determine fair value and classify such items in Level
1
or Level
2.
In instances where the market for a financial instrument is
not
active, regardless of the availability of a nonbinding quoted market price, observable inputs might not
be relevant and could require us to make a significant adjustment to derive a fair value measurement. Additionally, in an inactive market, a market price quoted from an independent third
party
may
rely more on models with inputs based on information available only to that independent third
 party. When we determine the market for a financial instrument owned by us to be illiquid or when market transactions for similar instruments do not
appear orderly, we use several valuation sources (including internal valuations, discounted cash flow analysis and quoted market prices) and establish a fair value by assigning weights to the various valuation sources. Additionally, when determining the fair value of a liability in circumstances in which a quoted price in an active market for an identical liability is not
available, we measure fair value using (i) a valuation technique that uses the quoted price of the identical liability when traded as an asset or quoted prices for similar liabilities when traded as assets or (ii) another valuation technique that is consistent with the principles of fair value measurement, such as the income approach or the market approach.

Changes in assumptions or estimation methodologies can have a material effect on these estimated fair values. In this regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, may
not
be realized in an immediate settlement of the instrument.

Subsequent Events.
We evaluate subsequent events up until the date the consolidated financial statements are issued.

Recently Issued and Adopted Accounting Pronouncements.
In
March 2020,
the FASB issued Accounting Standards Update (“ASU”)
No.
2020
-
04,
 Reference Rate Reform
 which provides optional expedients and exceptions in order to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting as it relates to contracts, hedging relationships and other transactions by allowing companies to modify contracts that previously contained LIBOR rates without evaluating whether the modification constituted a new contract. The expedients and exceptions provided by the amendments do not
apply to contract modifications made and hedging relationships entered into or evaluated after
December
31,
2022
and are used on a prospective basis upon adoption. The Company adopted this guidance as of
March 2020
noting
no
impact to the financial statements.

In
March 2017,
the FASB issued ASU
No.
2016
-
13,
 Financial Instruments – Credit Losses,
amended
in
February 2020
with ASU
No.

2020
-
02,
Financial Instruments—Credit Losses (Topic
326
) and Leases (Topic
842
)
. ASU
2016
-
13
introduces a new model for estimating credit losses for certain types of financial instruments, including loans receivable, held-to-maturity debt securities, and net investments in direct financing leases, amongst other financial instruments. ASU
2016
-
13
also modifies the impairment model for available-for-sale debt securities and expands the disclosure requirements regarding an entity's assumptions, models, and methods for estimating the allowance for losses. While ASU
2016
-
13
was effective for periods beginning after
December
15,
2019,
the issuance of ASU
2020
-
02
has allowed for the delay in adoption for certain smaller public companies, and is now effective for fiscal periods beginning after
December
15,
2022.
Retrospective adjustments shall be applied through a cumulative-effect adjustment to retained earnings. The Company is continuing to evaluate the impact of this guidance on its financial statements.

In
August 2018,
the FASB issued ASU
No.

2018
-
13,
 Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement
 which removes, modifies, and adds certain disclosure requirements related to fair value measurements in ASC
820.
This guidance is effective for public companies in fiscal years beginning after
December
15,
2019
with early adoption permitted. The Company adopted this guidance as of
January
1,
2020
and noted
no
impact on its consolidated financial statements.

2.
SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation.
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) as contained within the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”).

Principles of Consolidation
. The accompanying consolidated financial statements include the accounts of Presidio Property Trust and its subsidiaries, NetREIT Advisors, LLC and Dubose Advisors LLC (collectively, the “Advisors”), and NetREIT Dubose Model Home REIT, Inc. The consolidated financial statements also include the results of the NetREIT Partnerships, the Model Home Partnerships. As used herein, references to the “Company” include references to Presidio Property Trust, its subsidiaries, and the partnerships. All significant intercompany balances and transactions have been eliminated in consolidation.

The Company classifies the noncontrolling interests in the NetREIT Partnerships as part of consolidated net income (loss) in
2019
and
2018,
and includes the accumulated amount of noncontrolling interests as part of equity since inception in
February 2010.
If a change in ownership of a consolidated subsidiary results in loss of control and deconsolidation, any retained ownership interest will be remeasured, with the gain or loss reported in the statement of operations. Management has evaluated the noncontrolling interests and determined that they do not
contain any redemption features.

Use of Estimates
. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Significant estimates include the allocation of purchase price paid for property acquisitions between land, building and intangible assets acquired including their useful lives; valuation of long-lived assets, and the allowance for doubtful accounts, which is based on an evaluation of the tenants' ability to pay. Actual results may
differ from those estimates.

Real Estate Assets and Lease Intangibles.
Land, buildings and improvements are recorded at cost, including tenant improvements and lease acquisition costs (including leasing commissions, space planning fees, and legal fees). The Company capitalizes any expenditure that replaces, improves, or otherwise extends the economic life of an asset, while ordinary repairs and maintenance are expensed as incurred. The Company allocates the purchase price of acquired properties between the acquired tangible assets and liabilities (consisting of land, building, tenant improvements, and long-term debt) and identified intangible assets and liabilities (including the value of above-market and below-market leases, the value of in-place leases, unamortized lease origination costs and tenant relationships), based in each case on their respective fair values.

The Company allocates the purchase price to tangible assets of an acquired property based on the estimated fair values of those tangible assets assuming the building was vacant. Estimates of fair value for land, building and building improvements are based on many factors including, but not
limited to, comparisons to other properties sold in the same geographic area and independent third
party valuations. The Company also considers information obtained about each property as a result of its pre-acquisition due diligence, marketing and leasing activities in estimating the fair values of the tangible and intangible assets and liabilities acquired.

The value allocated to acquired lease intangibles is based on management's evaluation of the specific characteristics of each tenant's lease. Characteristics considered by management in allocating these values include the nature and extent of the existing business relationships with the tenant, growth prospects for developing new business with the tenant, the remaining term of the lease and the tenant's credit quality, among other factors.

The value allocable to the above-market or below-market component of an acquired in-place lease is determined based upon the present value (using a market discount rate) of the difference between (i) the contractual rents to be paid pursuant to the lease over its remaining term, and (ii) management's estimate of rents that would be paid using fair market rates over the remaining term of the lease. The amounts allocated to above or below-market leases are amortized on a straight-line basis as an increase or reduction of rental income over the remaining non-cancelable term of the respective leases. Amortization of above and below-market rents resulted in a net increase in rental income of approximately
$131,000
and
$826,000
for the years ended
December
31,
2019
and
2018,
respectively.

The value of in-place leases and unamortized lease origination costs are amortized to expenses over the remaining term of the respective leases, which range from less than a year to ten
years. The amount allocated to acquired in-place leases is determined based on management's assessment of lost revenue and costs incurred for the period required to lease the “assumed vacant” property to the occupancy level when purchased. The amount allocated to unamortized lease origination costs is determined by what the Company would have paid to a third
party to secure a new tenant reduced by the expired term of the respective lease. The amount allocated to tenant relationships is the benefit resulting from the likelihood of a tenant renewing its lease. Amortization expense related to these assets was approximately
$413,000
and
$569,000
for years ended
December
31,
2019
and
2018,
respectively.

Impairment of Real Estate Assets.
The Company reviews the carrying value of each property to determine if circumstances that indicate impairment in the carrying value of the investment exist or that depreciation periods should be modified. If circumstances support the possibility of impairment, the Company prepares a projection of the undiscounted future cash flows, without interest charges, of the specific property and determines if the investment in such property is recoverable. If impairment is indicated, the carrying value of the property is written down to its estimated fair value based on the Company's best estimate of the property's discounted future cash flows, as well as considering sales and leasing data for comparable properties. There were no
impairment charges recorded for the year ended
December
31,
2019.
 During the year ended
December
31,
2018,
the Company determined that an impairment existed in
one
of its properties (Waterman Plaza) and, as a result, recorded a non-cash asset impairment charge of approximately
$533,000.

Intangible Assets
. Intangible assets, including goodwill and lease intangibles, are comprised of finite-lived and indefinite-lived assets. Lease intangibles represents the allocation of a portion of the purchase price of a property acquisition representing the estimated value of in-place leases, unamortized lease origination costs, tenant relationships and land purchase options. Intangible assets that are not
deemed to have an indefinite useful life are amortized over their estimated useful lives. Indefinite-lived assets are not
amortized. Amortization expense of intangible assets that are not
deemed to have an indefinite useful life was approximately
$274,000
and
$415,000,
respectively, for the years ended
December
31,
2019
and
2018
and is included in depreciation and amortization in the accompanying consolidated statements of operation.

The Company is required to perform a test for impairment of goodwill and other definite and indefinite lived assets at least annually, and more frequently as circumstances warrant. Impairment is recognized only if the carrying amount of the intangible asset is considered to be unrecoverable from its undiscounted cash flows and is measured as the difference between the carrying amount and the estimated fair value of the asset. Based on the review, no
impairment was deemed to exist at
December
31,
2019
and
2018.

Depreciation and Amortization.
The Company records depreciation and amortization expense using the straight-line method over the useful lives of the respective assets. The cost of buildings are depreciated over estimated useful lives of
39
years, the costs of improvements are amortized over the shorter of the estimated life of the asset or term of the tenant lease (which range from
1
to
10
years), the costs associated with acquired tenant intangibles over the remaining lease term and the cost of furniture, fixtures and equipment are depreciated over
4
to
5
years. Depreciation expense for the years ended
December
31,
2019
and
2018
was approximately
$7.4
 million and
$9.1
 million, respectively, and is included in depreciation and amortization in the accompanying consolidated statements of operations.

Cash, Cash Equivalents and Restricted Cash.
The Company considers all short-term, highly liquid investments that are both readily convertible to cash and have an original maturity of three
months or less at the date of purchase to be cash equivalents. Items classified as cash equivalents include money market funds. Cash balances in individual banks may
exceed the federally insured limit of
$250,000
by the Federal Deposit Insurance Corporation (the “FDIC”).
No
losses have been experienced related to such accounts. At
December
31,
2019,
the Company had approximately
$8.6
 million in deposits in financial institutions that exceeded the federally insurable limits. Restricted cash consists of funds held in escrow for Company lenders for properties held as collateral by the lenders. The funds in escrow are for payment of property taxes, insurance, leasing costs and capital expenditures. As of
December
31,
2019,
the Company has approximately
$4.7
 million of restricted cash.

Accounts Receivables.
The Company periodically evaluates the collectability of amounts due from tenants and maintains an allowance for doubtful accounts for estimated losses resulting from the inability of tenants to make required payments under lease agreements. In addition, the Company maintains an allowance for deferred rent receivable that arises from straight-lining of rents. The Company exercises judgment in establishing these allowances and considers payment history and current credit status of its tenants in developing these estimates. At
December
31,
2019
and
2018,
the balance of allowance for possible uncollectable tenant receivables included in other assets, net in the accompanying consolidated balance sheets was approximately
$21,000
and
$60,000,
respectively.

Deferred Leasing Costs.
Costs incurred in connection with successful property leases are capitalized as deferred leasing costs and amortized to leasing commission expense on a straight-line basis over the terms of the related leases which generally range from one
to
five
years. Deferred leasing costs consist of
third
-party leasing commissions. Management re-evaluates the remaining useful lives of leasing costs as the creditworthiness of the tenants and economic and market conditions change. If management determines the estimated remaining life of the respective lease has changed, the amortization period is adjusted. At
December
31,
2019
and
2018,
the Company had net deferred leasing costs of approximately
$2,054,000
and
$2,097,000,
respectively. Total amortization expense for the years ended
December
31,
2019
and
2018
was approximately
$646,000
and
$510,000,
respectively.

Deferred Financing Costs.
Costs incurred, including legal fees, origination fees, and administrative fees, in connection with debt financing are capitalized as deferred financing costs and are amortized using the effective interest method, over the contractual term of the respective loans. At
December
31,
2019
and
2018,
unamortized deferred financing costs related to mortgage notes payable were approximately
$1,066,000
and
$1,427,000,
respectively, and unamortized deferred financing costs associated with the Series B
Preferred Stock
costs were approximately
zero
and
$122,000,
respectively. In
2019,
the Company incurred debt financing costs related to the execution of the Polar Note (see note
8.
Note Payable). At
December
31,
2019,
unamortized deferred financing cost related to the Polar Note were approximately
$748,000.
For the years ended
December
31,
2019
and
2018,
total amortization expense related to the mortgage notes payable deferred financing costs was approximately
$470,000
and
$529,000,
respectively,
and total amortization expense related to the Series B
Preferred Stock
costs was approximately
$122,000
and
$147,000,
respectively.

For the year ended
December
31,
2019,
total amortization expense related to the Polar Note
costs was approximately
$373,000.
Amortization of deferred financing costs are included in interest expense in the accompanying consolidated statements of operations.

Income Taxes.
 We have elected to be taxed as a REIT under Sections
856
through
860
of the Internal Revenue Code (the “Code”), for federal income tax purposes.
To maintain our qualification as a REIT, we are required to distribute at least
90%
of our REIT taxable income to our stockholders and meet the various other requirements imposed by the Code relating to such matters as operating results, asset holdings, distribution levels and diversity of stock ownership. Provided we maintain our qualification for taxation as a REIT, we are generally not
subject to corporate level income tax on the earnings distributed currently to our stockholders that we derive from our REIT qualifying activities. If we fail to maintain our qualification as a REIT in any taxable year, and are unable to avail ourselves of certain savings provisions set forth in the Code, all of our taxable income would be subject to federal income tax at regular corporate rates, including any applicable alternative minimum tax. We are subject to certain state and local income taxes. As of
December
31,
2019,
we had approximately
$3.9
 million of Federal net operating losses (NOLs) carryforwards to offset potential future federal tax obligations. We may
not
generate sufficient taxable income in future periods to be able to realize fully the tax benefits of our NOL carry-forwards.

We, together with our subsidiary, NetREIT Dubose, have elected to treat such subsidiary as taxable REIT subsidiary (a “TRS”) for federal income tax purposes. Certain activities that we undertake must be conducted by a TRS, such as non-customary services for our tenants, and holding assets that we cannot hold directly. A TRS is subject to federal and state income taxes.

The Company has concluded that there are
no
significant uncertain tax positions requiring recognition in its financial statements. Neither the Company nor its subsidiaries have been assessed any significant interest or penalties for tax positions by any major tax jurisdictions.

Fair Value Measurements.
Certain assets and liabilities are required to be carried at fair value, or if long-lived assets are deemed to be impaired, to be adjusted to reflect this condition. The guidance requires disclosure of fair values calculated under each level of inputs within the following hierarchy:

Level
1
– Quoted prices in active markets for identical assets or liabilities at the measurement date.

Level
2
– Inputs other than quoted process that are observable for the asset or liability, either directly or indirectly.

Level
3
– Unobservable inputs for the asset or liability.

Fair value is defined as the price at which an asset or liability is exchanged between market participants in an orderly transaction at the reporting date. Cash equivalents, mortgage notes receivable, tenant receivable and payables and accrued liabilities all approximate fair value due to their short-term nature. During the year ended
December
31,
2019,
the Company measured the fair value of
one
of its real estate properties on a nonrecurring basis using Level
3
inputs. The Company estimated the fair value for the impaired real estate asset held for investment based on an estimated sales price, less estimated costs to sell. Management believes that the recorded and fair values of notes payable are approximately the carrying value as of
December
31,
2019
and
2018.

Sales of Real Estate Assets
. Effective
January
1,
2018,
we adopted the guidance of ASC
610
-
20,
Other Income – Gains and Losses from the Derecognition of Nonfinancial Assets (“ASC
610
-
20”
), which applies to sales or transfers to noncustomers of nonfinancial assets or in substance nonfinancial assets that do not
meet the definition of a business. Generally, our sales of real estate would be considered a sale of a nonfinancial asset as defined by ASC
610
-
20.

ASC
610
-
20
refers to the revenue recognition principles under ASU
No.

2014
-
9.
Under ASC
610
-
20,
if we determine we do
not
have a controlling financial interest in the entity that holds the asset and the arrangement meets the criteria to be accounted for as a contract, we would derecognize the asset and recognize a gain or loss on the sale of the real estate when control of the underlying asset transfers to the buyer.

Revenue Recognition and Accounts Receivables
. We recognize minimum rent, including rental abatements, lease incentives and contractual fixed increases attributable to operating leases, on a straight-line basis over the term of the related leases when collectability is reasonably assured and record amounts expected to be received in later years as deferred rent receivable. If the lease provides for tenant improvements, we determine whether the tenant improvements, for accounting purposes, are owned by the tenant or by us. When we are the owner of the tenant improvements, the tenant is not
considered to have taken physical possession or have control of the physical use of the leased asset until the tenant improvements are substantially completed. When the tenant is the owner of the tenant improvements, any tenant improvement allowance (including amounts that the tenant can take in the form of cash or a credit against its rent) that is funded is treated as a lease incentive and amortized as a reduction of revenue over the lease term. Tenant improvement ownership is determined based on various factors including, but not
limited to:

•	whether the lease stipulates how a tenant improvement allowance may be spent;

•	whether the amount of a tenant improvement allowance is in excess of market rates;

•	whether the tenant or landlord retains legal title to the improvements at the end of the lease term;

•	whether the tenant improvements are unique to the tenant or general-purpose in nature; and

•	whether the tenant improvements are expected to have any residual value at the end of the lease.

We record property operating expense reimbursements due from tenants for common area maintenance, real estate taxes, and other recoverable costs in the period the related expenses are incurred.

We make estimates of the collectability of our tenant receivables related to base rents, including deferred rent receivable, expense reimbursements and other revenue or income. We specifically analyze accounts receivable, deferred rent receivable, historical bad debts, customer creditworthiness, current economic trends and changes in customer payment terms when evaluating the adequacy of the allowance for doubtful accounts. In addition, with respect to tenants in bankruptcy, management makes estimates of the expected recovery of pre-petition and post-petition claims in assessing the estimated collectability of the related receivable. In some cases, the ultimate resolution of these claims can exceed one
year. When a tenant is in bankruptcy, we will record a bad debt reserve for the tenant's receivable balance and generally will not
recognize subsequent rental revenue until cash is received or until the tenant is no
longer in bankruptcy and has the ability to make rental payments.

Effective
January
1,
2018,
(upon the adoption of ASU
No.

2014
-
9,
Revenue from Contracts with Customers
(Topic
606
) (“ASU
No.

2014
-
9”
) sales of real estate are recognized generally upon the transfer of control, which usually occurs when the real estate is legally sold. Prior to
January
1,
2018,
sales of real estate were recognized only when sufficient down payments had been obtained, possession and other attributes of ownership had been transferred to the buyer and we had no
significant continuing involvement. The application of these criteria can be complex and required us to make assumptions. We believe the relevant criteria were met for all real estate sold during the periods presented.

Income (Loss) per Common Share.
Basic income (loss) per common share (Basic EPS) is computed by dividing net income (loss) available to common shareholders (Numerator) by the weighted average number of common shares outstanding (Denominator) during the period. Diluted loss per common share (Diluted EPS) is similar to the computation of Basic EPS except that the Denominator is increased to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued. In addition, in computing the dilutive effect of convertible securities, the Numerator is adjusted to add back the after-tax amount of interest recognized in the period associated with any convertible debt. The computation of Diluted EPS does not
assume exercise or conversion of securities that would have an anti-dilutive effect on net earnings per share.

For the year ended
December
31,
2019,
the basic and diluted net loss per share are equivalent at $(
0.07
) per share because the Company had incurred a net loss causing any potentially dilutive securities to be anti-dilutive. For the year ended
December
31,
2018,
the basic and diluted net income per share are equivalent at
$0.38
because the Company had incurred a net loss causing any potentially dilutive securities to be anti-dilutive. Dilutive securities include non-vested restricted shares issued under the Company's share-based incentive plan, shares issuable under certain of the Company's partnership arrangements and shares issuable under stock purchase warrants. The calculation of net income (loss) per share includes dilutive shares totaling
373,259
shares for the year ended
December
31,
2019
and excludes shares totaling
366,972
shares for the year ended
December
31,
2018.

Subsequent Events.
Management has evaluated subsequent events through the date that the accompanying financial statements were filed with the Securities and Exchange Commission (“SEC”) for transactions and other events which may
require adjustment of and/or disclosure in such financial statements.

On
February
5,
2020,
we sold Centennial Tech Center for approximately
$15.0
 million and recognized a gain of approximately
$4.3
 million.

Reclassifications.
Certain reclassifications have been made to the prior year's consolidated financial statements to conform to the current year presentation. These reclassifications had no
effect on previously reported results of consolidated operations or equity.

Recently Issued Accounting Pronouncements.
 In
February 2016,
the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
No.

2016
-
02,
Leases
(Topic
842
)
, which amended the existing accounting standards for lease accounting to increase transparency and comparability among organizations by requiring the recognition of right-of-use assets and lease liabilities on the balance sheet.

We adopted the standard effective
January
1,
2019
and have elected to use
January
1,
2019
as our date of initial application. Consequently, financial information will not
be updated and disclosures required under the new standard will not
be provided for periods presented before
January
1,
2019
as these prior periods conform to the Accounting Standards Codification
840.
We elected the package of practical expedients permitted under the transition guidance within the new standard. By adopting these practical expedients, we were not
required to reassess (
1
) whether an existing contract meets the definition of a lease; (
2
) the lease classification for existing leases; or (
3
) costs previously capitalized as initial direct costs. We evaluated all leases within this scope under existing accounting standards and under the new ASU lease standard and two
right-of-use assets and lease liabilities were recognized for the year ended
December
31,
2019.
As of
December
31,
2019,
the right-of-use assets and liabilities was
$661,000
.

As a lessor, our rental revenue remained mainly consistent with previous guidance, apart from the narrower definition of initial direct costs that can be capitalized. The new standard defines initial direct costs as only the incremental costs of signing a lease. As such, certain compensation and certain external legal fees related to the execution of successful lease agreements no
longer meet the definition of initial direct costs under the new standard and will be accounted for in the line item
 General and Administrative Expense
. However, the adoption of the standard, along with the adoption of ASU
No.

2018
-
11,
Leases – Targeted Improvements
which the FASB issued in
July 2018,
did change our presentation of our results from operations in the Consolidated Statements of Operations
.
 The main changes caused by the adoption of the standards are:

The new standard provided a practical expedient, which allows lessors to combine non-lease components with the related lease components if both the timing and pattern of transfer are the same for the non-lease component(s) and the related lease components, and the lease components would be classified as an operating lease. Lessors are permitted to apply the practical expedient to all existing leases on a retrospective or prospective basis. We elected the practical expedient to combine our lease and non-lease components that meet the defined criteria. The non-lease components of our leases primarily consist of common area maintenance reimbursements from our tenants.

In
May 2014,
the FASB issued ASU
No.

2014
-
09,
Revenue from Contracts with Customers
. The pronouncement was issued to clarify the principles for recognizing revenue and to develop a common revenue standard and disclosure requirements for U.S. GAAP and International Financial Reporting Standards. The pronouncement is effective for reporting periods beginning after
December
15,
2017.
We adopted the provisions of the ASU effective
January
1,
2018
using the modified retrospective approach. As discussed above, leases are specifically excluded from this and will be governed by the applicable lease codification. We evaluated the revenue recognition for all contracts within this scope under existing accounting standards and under the new revenue recognition ASU and confirmed that there were no
differences in the amounts recognized or the pattern of recognition. Therefore, the adoption of this ASU did not
result in an adjustment to the company's retained earnings on
January
1,
2018.

In
June 2016,
the FASB issued ASU
No.

2016
-
13,
Financial Instruments – Credit Topics
. The pronouncement requires companies to adopt a new approach to estimating credit losses on certain types of financial instruments, such as trade and other receivables and loans. The standard requires entities to estimate a lifetime expected credit loss for most financial instruments, including trade receivables. The pronouncement is effective for fiscal years and for interim periods within those fiscal years, beginning after
December
15,
2022,
with early adoption permitted. In
November 2018,
the FASB issued ASU
2018
-
19,
Codification Improvements to Topic
326,
Financial Instruments – Credit Losses
, which clarifies that receivables arising from operating leases are not
within the scope of the pronouncement. We evaluated the impact this pronouncement will have on our consolidated financial statements and do not
believe that the pronouncement will have a material impact on our consolidated financial statements as the majority of our receivables are derived from operating leases and are excluded from this standard.